UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6490

DREYFUS PREMIER INTERNATIONAL FUNDS, INC.
Dreyfus Premier Greater China Fund
Dreyfus Premier International Growth Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Greater China Fund
January 31, 2007 (Unaudited)

Common Stocks--93.0%	Shares	Value ($)

China--51.3%
Aluminum Corp. of China, Cl. H	8,428,000	7,533,480
Aupu Group Holding	6,340,000 a	1,437,071
AviChina Industry & Technology, Cl. H	63,556,000	6,673,998
Beijing Capital Land, Cl. H	21,580,000	9,064,440
Bengang Steel Plates, Cl. B	38,446,525	25,996,011
CGS Holding, Cl. B	5,796,695	5,671,390
China Coal Energy, Cl. H	16,370,000 a	12,389,445
China Communication Services, Cl. H	21,780,000 a	13,806,347
China COSCO, Cl. H	14,387,000	10,428,033
China Life Insurance, Cl. H	4,343,000	12,708,425
China Merchant Property Development	3,103,501	6,863,726
China Petroleum & Chemical, Cl. H	16,300,000	13,630,648
China Shineway Pharmaceutical Group	6,097,000	4,270,898
China Telecom, Cl. H	33,250,000	16,095,303
ChinaSoft International	25,290,000	6,282,988
Dalian Refrigeration	8,900,717	5,391,404
Datang International Power Generation, Cl. H	3,540,000	3,599,478
Dongfang Electrical Machinery, Cl. H	4,480,000 b	12,047,946
Golding Soft	5,220,000 a	29,413
Guangshen Railway, Cl. H	6,216,000	3,717,437
Guangzhou Pharmaceutical, Cl. H	12,130,000	9,941,604
Haitian International Holdings	14,354,000 a	7,463,021
Huaxin Cement, Cl. B	2,054,699	2,330,029
Hunan Non-Ferrous Metal, Cl. H	16,486,000 a	9,415,987
Industrial & Commercial Bank of China, Cl. H	20,800,000 a	12,093,023
Inner Mongolia Yitai Coal, Cl. B	2,551,304	5,842,486
Lianhua Supermarket Holdings, Cl. H	7,615,000	10,707,497
Maanshan Iron and Steel, Cl. H	9,990,000	6,371,043
PICC Property & Casualty, Cl. H	9,300,000 a	5,454,615
Shandong Chenming Paper, Cl. B	13,441,400	9,140,180
Shanghai Friendship Group, Cl. B	13,102,045	13,992,984
Shanghai Jinqiao Export Processing Zone Development	2,599,982	2,727,381
Shanghai Lujiazui Finance & Trade Zone Development, Cl. B	2,600,000	3,153,800
Shanxi Zhangze Electric Power, Cl. A	1,654,992	1,341,057
Solarfun Power Holdings, ADR	298,000 a	4,478,940
Weifu High-Technology, Cl. B	1,505,237	1,717,506
Xinjiang Tianye Water Saving Irrigation System, Cl. H	15,510,000	4,429,272
Yantai Changyu Pioneer Wine, Cl. B	1,276,714	6,065,732
Zhengzhou Gas Company, Cl. H	12,260,000	1,413,021
ZTE, Cl. H	1,695,600	7,632,458
		303,349,517
Hong Kong--27.9%
Calyon (warrants 4/17/07)	42,650,000 a	1,529,300
Chen Hsong Holdings	1,988,000	1,359,482
Cheung Kong Holdings	1,000	13,190

China Everbright	1,778,000 a	1,707,689
China Insurance International Holdings	8,110,000 a	9,513,318
China Life Insurance (warrants 3/30/07)	4,000,000 a	2,509,989
China Life Insurance (warrants 6/11/07)	16,500,000	1,035,370
China Oriental Group	2,550,000	689,030
China Power International Development	3,521,000	1,907,314
China Sciences Conservational Power	19,450,000 a,b	871,773
China Telecom (warrants 5/14/07)	19,540,000 a	2,252,075
China Telecom (warrants 5/31/07)	11,148,000 a	1,056,439
China Travel International Investment Hong Kong	53,342,000	23,225,438
CITIC International Financial Holdings	9,532,000	8,007,622
COFCO International	8,358,000	8,776,713
Comba Telecom Systems Holdings	15,954,000	6,108,808
Dynasty Fine Wines Group	28,976,000	12,579,223
Fubon Bank	9,124,000	4,533,490
Hua Han Bio-Pharmaceutical Holdings, Cl. H	24,402,000	7,531,096
Industrial and Commercial Bank of China (warrants 5/2/07)	13,000,000 a	1,997,746
Ju Teng International Holdings	16,060,000 a	3,043,848
Kerry Properties	1,490,000	6,935,957
L.K. Technology Holdings	54,317,500	8,138,443
Lifestyle International Holdings	1,685,500	5,061,594
Luk Fook Holdings	7,552,000	2,446,800
Neo-China Group Holdings	46,500,000	7,086,236
New Heritage Holdings	15,700,000	1,005,276
Pacific Basin Shipping	5,550,000	3,866,407
SIM Technology Group	12,170,000	4,753,419
Tianjin Development Holdings	6,876,000	5,195,216
Wasion Meters Group	18,760,000	7,207,253
Zhuzhou CSR Times Electric, Cl. H	7,160,000 a	12,818,461
		164,764,015
Singapore--6.2%
Beauty China Holdings	8,267,000	5,167,211
China Sky Chemical Fibre	6,283,000	4,786,191
Midas Holdings	7,523,000	7,102,253
Sino-Environment Technology Group	7,200,000 a	14,719,708
Yanlord Land Group	3,360,000 a	5,053,454
		36,828,817
Taiwan--7.4%
Arima Optoelectronics	5,626,000	7,432,533
Cathay Financial Holding	2,000,000	4,434,051
Everlight Electronics	434	1,496
First Steamship	5,022,000 a	4,987,378
Gemtek Technology	4,050,000	9,581,650
High Tech Computer	345,000	5,107,890
Nan Ya Printed Circuit Board	1,114,000	7,189,389
Shin Kong Financial Holding	4,784,631	4,795,239
		43,529,626
United States--.2%
Far East Energy	1,730,000 a	1,384,000
Far East Energy (warrants)	625,000 a	0
		1,384,000
Total Investments (cost $440,277,651)	93.0%	549,855,975

Cash and Receivables (Net)	7.0%	41,406,540
Net Assets	100.0%	591,262,515
ADR - American Depository Receipts

a	Non-income producing security.
b	The value of this security has been determined in good faith under the direction of the Board of Directors.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier International Growth Fund
January 31, 2007 (Unaudited)

Common Stocks--95.4%	Shares	Value ($)

Australia--3.1%
BHP Billiton	38,000	767,472
Orica	18,900	353,278
QBE Insurance Group	13,800	329,661
		1,450,411
Belgium--2.8%
Delhaize Group	5,700	473,514
InBev	12,800	823,476
		1,296,990
Canada--5.3%
Bank of Nova Scotia	5,100	220,114
Canadian National Railway	12,500	570,211
Cognos	6,300 a	271,209
IPSCO	4,300	435,009
Teck Cominco, Cl. B	6,700	494,254
TransCanada	6,700	222,346
Yellow Pages Income Fund (Units)	22,300	245,544
		2,458,687
China--.5%
Foxconn International Holdings	78,000 a	233,736
Denmark--2.2%
Carlsberg, Cl. B	5,710	578,733
Novo Nordisk, Cl. B	5,000	430,756
		1,009,489
Finland--.7%
Neste Oil	10,800	328,897
France--10.1%
BNP Paribas	5,832	650,153
Capgemini	3,900	247,497
Compagnie Generale de Geophysique-Veritas	1,448 a	287,373
Groupe Danone	1,609	247,829
Lafarge	2,791	427,342
Sanofi-Aventis	2,407	211,561
Schneider Electric	4,000	482,929
Societe Generale	3,750	662,138
Total	9,752	658,266
Vivendi	19,900	818,923
		4,694,011
Germany--5.8%
BASF	6,210	598,260
Bayerische Motoren Werke	3,900	237,588
Beiersdorf	5,900	394,947
E.ON	1,920	260,203
MAN	4,100	431,264
Merck	4,270	498,500
ThyssenKrupp	5,700	268,956
		2,689,718
Greece--.5%
Alpha Bank	7,200	231,556
Hong Kong--1.2%
China Mobile	62,700	574,504
Ireland--1.3%
Allied Irish Banks	8,800	253,771
C & C Group	24,500	363,317
		617,088
Italy--2.3%
Banca Popolare di Milano	12,800	213,833

ENI	18,502	595,516
Intesa Sanpaolo	32,200	242,738
		1,052,087
Japan--20.5%
Ajinomoto	18,000	226,733
Canon	17,250	907,143
Fujitsu	43,000	322,277
Honda Motor	22,600	889,027
Mitsubishi	28,700	579,942
Mitsubishi Electric	64,900	587,459
Mitsui & Co.	34,000	542,874
Mitsui Chemicals	37,000	298,758
Mizuho Financial Group	26	187,329
Nikon	15,000	334,161
ORIX	3,010	862,493
Pacific Management	82	174,526
Shin-Etsu Chemical	8,800	571,362
SUMCO	11,000	397,184
Sumitomo Trust & Banking	41,000	438,352
Takeda Pharmaceutical	5,300	345,433
TDK	3,100	260,323
Tokyo Electron	7,800	551,006
Toshiba	34,000	216,812
Toyota Motor	12,300	809,814
		9,503,008
Netherlands--3.3%
ASML Holding	10,000 a	252,541
Heineken	4,900	248,192
ING Groep	23,800	1,040,512
		1,541,245
Norway--2.4%
Orkla	5,900	353,412
Telenor	36,200	733,428
		1,086,840
Spain--4.5%
ACS-Actividades de Construccion y Servicios	10,800	587,286
Banco Santander Central Hispano	19,500	370,738
Inditex	4,740	268,501
Repsol YPF	6,900	226,044
Telefonica	27,900	608,971
		2,061,540
Sweden--1.2%
Telefonaktiebolaget LM Ericsson, Cl. B	63,700	252,137
Volvo, Cl. B	4,000	293,051
		545,188
Switzerland--7.0%
ABB	21,100	373,121
Baloise-Holding	3,650	369,371
Credit Suisse Group	9,800	692,010
Logitech International	8,000	228,278
Roche Holding	7,260	1,363,767
Swiss Reinsurance	2,700	224,403
		3,250,950
United Kingdom--20.7%
AstraZeneca	8,100	452,121
Aviva	16,600	267,857
Barclays	16,099	234,143
Barratt Developments	10,800	250,895
BP	22,100	232,162
British Airways	71,800 a	758,850
BT Group	82,500	496,165
Carnival	7,600	413,457

GlaxoSmithKline	42,700	1,145,543
HBOS	18,100	395,224
International Power	96,700	684,670
J Sainsbury	87,400	745,078
Marks & Spencer Group	38,100	506,201
Michael Page International	36,000	337,852
National Grid	31,600	476,979
Next	8,600	330,105
Royal Bank of Scotland Group	12,300	494,367
Royal Dutch Shell, Cl. A	7,500	252,652
Royal Dutch Shell, Cl. B	2,400	80,471
Xstrata	22,000	1,025,624
		9,580,416
Total Common Stocks
(cost $34,002,887)		44,206,361

Preferred Stocks--1.9%

Germany
Fresenius
(cost $655,387)	4,270	901,573

	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)

U.S. Treasury Bills
4.94%, 3/15/07
(cost $69,608)	70,000 [b]	69,597

Other Investment--1.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $440,000)	440,000 [c]	440,000

Total Investments (cost $35,167,882)	98.5%	45,617,531
Cash and Receivables (Net)	1.5%	680,844
Net Assets	100.0%	46,298,375

a Non-income producing security.
b	All or partially held by a broker as collateral for open financial futures positions.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
January 31, 2007 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2007 ($)

Financial Futures Long
MSCI PAN EURO	13	419,679	March 2007	6,101
TOPIX	1	142,857	March 2007	2,070
				8,171

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier International Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 22, 2007

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 22, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)